Debt (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Total debt	$ 396,464,627
Total current portion of long-term debt	27,014,500	$ 17,876,390
Non-current portion of long-term debt	361,227,904	178,588,604
Loans Payable [Member]
Total debt	396,464,628	204,728,268
Deferred Finance Fees	(8,222,224)	(8,263,274)
Net Total Debt	388,242,404	196,464,994
Current portion of long-term debt	29,137,825	19,394,928
Current portion of deferred finance fees	(2,123,325)	(1,518,538)
Total current portion of long-term debt	27,014,500	17,876,390
Non-current portion of long-term debt	361,227,904	178,588,604
First ABN AMRO Facility [Member] | Loans Payable [Member]
Total debt	5,000,000	7,000,000
Second ABN AMRO Facility [Member] | Loans Payable [Member]
Total debt	50,270,000	43,550,000
DVB Bank Facility [Member] | Loans Payable [Member]
Total debt	80,462,000	72,098,000
Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	212,282,628	49,435,268
NIBC Bank Facility [Member] | Loans Payable [Member]
Total debt	11,725,000	13,145,000
CACIB Bank Facility [Member] | Loans Payable [Member]
Total debt	$ 36,725,000	$ 19,500,000